BORROWINGS - Long term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS
Subtotal for long-term	$ 353,985	$ 382,688
Long-term borrowings from non-banking institutions	50,356	110,767
Long-term borrowings from non-banking institutions	$ 50,356	$ 110,767
Average interest rate on long-term borrowings (as a percent)	3.06%	3.75%
Future principal repayment on the long-term borrowings loans
2018	$ 1,128,450
2019	332,956
2020	42,775
2021	12,873
2022	5,637
Thereafter	10,100
Total	1,532,791
Less: future principal repayment related to long-term borrowings, current portion	(1,128,450)
Total long-term portion	404,341	$ 493,455
Unsecured
BORROWINGS
Long-term borrowings from non-banking institutions	50,356	61,000
Future principal repayment on the long-term borrowings loans
Total long-term portion	87,852
Borrowings secured by project assets and solar power systems
BORROWINGS
Long-term borrowings from non-banking institutions		49,767
Future principal repayment on the long-term borrowings loans
Total long-term portion	24,640	27,100
Borrowings secured by property, plant and equipment
Future principal repayment on the long-term borrowings loans
Total long-term portion	83,329	15,588
Borrowings secured by equity
Future principal repayment on the long-term borrowings loans
Total long-term portion	150,000	$ 340,000
Borrowings secured by inventories
Future principal repayment on the long-term borrowings loans
Total long-term portion	$ 8,164